Note 12 - Employees' Postretirement Benefits and Other Benefits, Employees' postretirement benefits balances (Detail) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Current liabilities
Defined-benefit plan	$ 784	$ 743
Variable Contribution plan	40	39
Employees' postretirement projected benefits obligation	824	782
Long-term liabilities
Defined-benefit plan	14,145	13,608
Variable Contribution plan	190	132
Employees' postretirement projected benefits obligation	14,335	13,740
Total Employees' postretirement projected benefits obligation	15,159	14,522
Shareholders' equity - Accumulated other comprehensive income
Defined-benefit plan	4,023	3,931
Variable Contribution plan	189	189
Tax effect	(1,433)	(1,401)
Net balance recorded in shareholders' equity	2,779	2,719
Pension Benefits
Current liabilities
Defined-benefit plan	400	369
Variable Contribution plan	40	39
Employees' postretirement projected benefits obligation	440	408
Long-term liabilities
Defined-benefit plan	5,876	5,719
Variable Contribution plan	190	132
Employees' postretirement projected benefits obligation	6,066	5,851
Total Employees' postretirement projected benefits obligation	6,506	6,259
Shareholders' equity - Accumulated other comprehensive income
Defined-benefit plan	3,397	3,322
Variable Contribution plan	189	189
Tax effect	(1,219)	(1,194)
Net balance recorded in shareholders' equity	2,367	2,317
Health Care Benefit
Current liabilities
Defined-benefit plan	384	374
Variable Contribution plan	0	0
Employees' postretirement projected benefits obligation	384	374
Long-term liabilities
Defined-benefit plan	8,269	7,889
Variable Contribution plan	0	0
Employees' postretirement projected benefits obligation	8,269	7,889
Total Employees' postretirement projected benefits obligation	8,653	8,263
Shareholders' equity - Accumulated other comprehensive income
Defined-benefit plan	626	609
Variable Contribution plan	0	0
Tax effect	(214)	(207)
Net balance recorded in shareholders' equity	$ 412	$ 402